Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2021
Disclosure of Transactions and Balances with Related Parties [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES

NOTE 20: TRANSACTIONS AND BALANCES WITH RELATED PARTIES

a.	Balances with related parties:

	December 31,	December 31,
	2021	2020
Trade payables and accrued liabilities:
Directors’ remuneration	$19	$31
Director and senior management incentive plan	1,465	—
	$1,484	$31

Lease liabilities:
Companies controlled by directors	$1,357	$1,695

Amounts due to related parties, other than lease liabilities, are unsecured, non-interest bearing and payable on demand.

b.	Transactions with related parties during the year ended December 31, 2021:

1.	The Company made rent payments totaling approximately $475 for the year ended December 31, 2021, (for the year ended December 31, 2020: $440) to companies controlled by certain directors. The rent payments were classified as interest included in financial expenses and principal repayment of lease liabilities.

2.	The Company entered into consulting agreements with two directors. The consulting fees totaled approximately $625 for the year ended December 31, 2021, (for the year ended December 31, 2020: $379).

The transactions described above were incurred in the normal course of operations. These transactions are included in consolidated statements of profit or loss and comprehensive profit and loss as follows:

	Year ended December 31,
	2021	2020
General and administrative expenses	$625	$379
Net financial expenses	126	145
	$751	$524

c.	Compensation of key management and directors:

Key management includes the Company’s Directors, Chief Officers and Vice Presidents. The remuneration paid to directors and other members of key management personnel, to the extent that they are not included in the consulting agreements described in Note 20b, are as follows:

	Year ended December 31,
	2021	2020
Short-term benefits*	$5,004	$1,326
Share-based payments	21,174	1,611
	$26,178	$2,937

*	Short-term benefits includes an incentive plan adopted by the Company in 2021 to reward certain directors and members of senior management with a total of 50 Bitcoins.